CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

	December 31, 2018	December 31, 2017
Cash	$440.3	$489.2
Short-term deposits with initial maturities of three months or less	174.8	174.9
	$615.1	$664.1